Company Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Other financial assets at fair value through profit or loss	£ 434		£ 676
Loans and advances to banks	1,105		1,420
Other financial assets at amortised cost	156		506
Current tax assets	484		351	£ 271
Other assets	2,004		1,491
Total assets	292,243		293,676	299,064
Liabilities
Other financial liabilities at fair value through profit or loss	803		803
Deposits by banks	28,543		33,862
Debt securities in issue	36,420		31,580
Subordinated liabilities	2,332		2,228
Total liabilities	277,532		277,298	282,819
Equity
Share capital	7,060	£ 7,060	7,060
Other equity instruments	2,196		2,191
Retained earnings	6,563		6,754
Total equity	14,711		16,378	16,245	£ 16,341
Total liabilities and equity	292,243		293,676
Santander UK Group Holdings plc
Assets
Other financial assets at fair value through profit or loss	7,888		4,190
Loans and advances to banks	4,800		5,926
Other financial assets at amortised cost	942		838
Interests in other entities	13,640		13,590
Current tax assets	19		15
Other assets	2		2
Total assets	27,291		24,561
Liabilities
Other financial liabilities at fair value through profit or loss	7,888		4,190
Deposits by banks	0		7
Debt securities in issue	4,898		6,013
Subordinated liabilities	942		838
Total liabilities	13,728		11,048
Equity
Share capital	7,060		7,060
Other equity instruments	2,196		2,191
Retained earnings	4,307		4,262
Total equity	13,563		13,513	£ 13,553
Total liabilities and equity	£ 27,291		£ 24,561